Income Taxes - Schedule Of Components Of Deferred Income Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating losses	$ 1,490	$ 3,710
Uniform capitalization adjustment to inventory	1,135	539
Stock-based compensation	1,503	137
Accrued compensation and benefits	1,032	475
Tenant improvement allowance	459	510
Inventory reserve	991	142
Deferred rent	564	297
Returns reserve	469	217
Sales tax accrual	528	457
Other	148	145
Total deferred tax assets	8,319	6,629
Less: valuation allowance	0	(5,994)
Total net deferred tax assets	8,319	635
Deferred Tax Liabilities
Property and equipment	(1,812)	(635)
Total deferred tax liabilities	(1,812)	(635)
Net deferred tax assets	$ 6,507	$ 0